Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category)(Details) - Retiree Medical Plan [Member] - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 16,639,000	$ 16,360,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	16,639,000	15,826,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	534,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	425,000	600,000
Cash Equivalents And Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	425,000	600,000
Cash Equivalents And Money Market Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Cash Equivalents And Money Market Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Equity Securities [Member] | U S Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		1,613,000
Equity Securities [Member] | U S Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		1,613,000
Equity Securities [Member] | U S Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		0
Equity Securities [Member] | U S Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		0
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	9,627,000	9,102,000
Equity Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	9,627,000	9,102,000
Equity Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Equity Mutual Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	6,587,000	4,511,000
Fixed Income Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	6,587,000	4,511,000
Fixed Income Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Fixed Income Mutual Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 0	0
Fixed Income Securities [Member] | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		119,000
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		0
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		119,000
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		0
Fixed Income Securities [Member] | Corporate and foreign bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		415,000
Fixed Income Securities [Member] | Corporate and foreign bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		0
Fixed Income Securities [Member] | Corporate and foreign bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		415,000
Fixed Income Securities [Member] | Corporate and foreign bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets		$ 0